Consolidated Statements of Cash Flows (ATBI) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (150,560)	$ (343,033)
Changes in current assets and liabilities:
Net cash used in operating activities	(718)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	746
Effect of exchange rate in cash	(160)
Net change in cash for the period	(132)
Cash and cash equivalents, beginning of period	519
Cash and cash equivalents, end of period	387	519	$ 519
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest
A B T I Pharma [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(343,033)
Changes in current assets and liabilities:
Accounts payable – related party			220,512
Accounts payable and accrued liabilities			93,520
Net cash used in operating activities			(29,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares			128
Proceeds from related party loans			24,736
Net cash provided by financing activities			24,864
Effect of exchange rate in cash			4,653
Net change in cash for the period			517
Cash and cash equivalents, beginning of period	$ 519		2	2
Cash and cash equivalents, end of period		$ 519	519	2
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Forgiveness of related party accrued interest			$ 1,464